INCOME TAXES (Schedule of Deferred Tax Assets) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 29, 2017 ¥ / shares	Aug. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jul. 29, 2017 $ / shares
Deferred tax assets:
Liabilities from quality assurance program and guarantee				¥ 1,244		¥ 696,237
Deferred revenue				68,956		55,727
Refund liability				63,092
Accrued expenses				50,844		49,125
Total				184,136		801,089
Deferred tax liabilities:
Withholding tax on cash dividend from PRC						11,277
Contract assets, net				467,997
Contract cost				34,906
Total				502,903		11,277
Valuation allowance				0		0
Foreign invested enterprise tax withholding rate			10.00%
Minimum threshold percentage of equity interest in PRC will be entitled to reduced withholding tax rate			25.00%
Reduced withholding tax rate for qualified tax residents			5.00%
Percentage of semi annual dividends	15.00%
Withholding tax on special cash dividend		¥ 60,000
Deferred tax liabilities			$ 73,144	502,903		¥ 11,277
Undistributed earnings of the company's PRC subsidiaries				¥ 2,061,500
ASU 2014-09
Deferred tax assets:
Total					¥ 16,746
Deferred tax liabilities:
Total					¥ 456,165
Ordinary shares
Deferred tax liabilities:
Special cash dividends | (per share)	¥ 5.0845						$ 0.75
American Depositary Shares
Deferred tax liabilities:
Special cash dividends | (per share)	¥ 10.1690						$ 1.50
HONG KONG
Deferred tax liabilities:
Withholding tax rate			10.00%